Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued payroll and welfare	182,688	192,119
Balance of users’ virtual accounts	143,464	142,259
Payable for advertisement	126,063	141,305
Payable for repurchase of subsidiary’s share options	7,143	88,941
Accrued liability for purchase of building and building improvement	9,381	85,851
Accrued professional services and related service fee	60,551	76,625
VAT payable	31,549	27,723
Other tax payables	42,490	27,606
Interest payable	30,550	12
Others	70,531	66,238

Total	704,410	848,679